INVENTORIES (Details) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories and allowance for obsolescence of inventories
Inventories	$ 3,212	$ 4,210
Gross carrying value
Inventories and allowance for obsolescence of inventories
Inventories	3,438	4,415
Gross carrying value | Mobile handsets and others
Inventories and allowance for obsolescence of inventories
Inventories	2,248	3,467
Gross carrying value | Radio equipment and others
Inventories and allowance for obsolescence of inventories
Inventories	1	99
Gross carrying value | Fixed telephones and equipment
Inventories and allowance for obsolescence of inventories
Inventories	66	23
Gross carrying value | Inventories for construction projects
Inventories and allowance for obsolescence of inventories
Inventories	1,123	826
Accumulated impairment
Inventories and allowance for obsolescence of inventories
Inventories	$ (226)	$ (205)	$ (82)